Other general administrative expenses (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other General Administrative Expenses
Genreal maintenance expenses		R$ 895,734	R$ 889,077	R$ 743,580
Technology maintenance expenses		2,577,479	2,474,348	2,355,310
Advertising		540,593	621,425	654,175
Communications		421,522	353,271	648,856
Per diems and travel expenses		72,647	71,840	68,922
Taxes other than income tax		148,950	202,440	280,098
Surveillance and cash courier services		548,759	597,946	594,953
Insurance premiums		21,977	22,374	16,620
Specialized and technical services		2,228,715	2,184,139	2,171,460
Technical reports		425,767	355,343	319,814
Others specialized and technical services		1,802,948	1,828,795	1,851,646
Other administrative expenses [Default Label]	[1]	886,742	873,857	709,504
Total		R$ 8,343,118	R$ 8,290,717	R$ 8,243,478

[1]	On December 31, 2022, it is mainly composed of Data Processing Expenses in the balance of R$ 155,326 (2021 – R$ 160,716 and 2020 - R$ 176,105), Services Expenses in the balance of R$ 52,165 (2021 - revenue of R$ 51,689 and 2020 – R$ 27,751), Expenses with the Benefit Guarantee Fund - FGB 3,979 (2021 – R$ 3,864 and 2020 – R$ 8,478), and Recovery of Charges and Expenses R$ 435,717 (2021 – R$ 378,604 and 2020 – R$ 212,850).